TAXES ON INCOME (Reconciliation of Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income	$ (2,857)	$ 6,645	$ 7,791
Theoretical tax expenses (benefit) at the statutory rate	(714)	1,761	2,065
Increase (decrease) in taxes on income due to:
Computation of deferred taxes at a rate, which is different than statutory rate	245	(1,194)	(1,314)
Difference between income reported for tax purposes and income for financial reporting purposes - mainly dollar - NIS differences		(738)	(675)
Non-deductible expenses- mainly share-based compensation expense	655	452	256
Different effective tax rates applicable to the subsidiaries	272	126	74
TAXES ON INCOME	$ 458	$ 407	$ 406
Statutory tax rate	25.00%	26.50%	26.50%	25.00%